RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Related Party Transactions
11.	RELATED PARTY TRANSACTIONS

	March 31, 2022	March 31, 2021
Balances due to related parties	($)	($)
Bookskipper Accounting & Tax Services	–	1,050
Hunter Dickinson Services Inc.	345,289	614,352
Robert Dickinson (interest payable)	111,260	174,816
United Mineral Services Ltd.	11,029	5,021
Thomas Wilson (CFO fees)	4,725	–
Total	472,303	795,239

(a)	Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 9 includes the details of a director’s loan. Note 7(b) and 7(c) includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the directors of the Company.

During the year ended March 31, 2022 and 2021, the Company’s President, Chief Executive Officer   and Director; and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (note 11(b)).

During the year ended March 31, 2022, the Company incurred fees totaling $35,500 (2021 -$10,000) in respect of services provided by Chief Financial Officer.

During the year ended March 31, 2022, the Company recorded share-based compensation expense of $32,747 (March 31, 2021 - $nil; March 31, 2020 - $nil) in relation to 850,000 (March 31, 2021 - nil; March 31, 2020 - nil) stock options issued to directors and officers of the Company.

(b)	Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and it is at Amarc’s discretion that HDSI provides certain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary are employees of HDSI and are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain cost effective technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. The Company benefits from the economies of scale created by HDSI which itself serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs include, for example, capital market advisory services, communication services and office supplies. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Years ended March 31,
	2022	2021	2020
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	765,000	914,000	1,272,000
Information technology – infrastructure and support services	67,000	60,000	60,000
Office rent	33,000	–	–
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	136,000	79,000	104,000
Total	1,001,000	1,053,000	1,436,000
(c)	United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests. The following is a summary of transactions with UMS that occurred during the reporting period:

Transactions with UMS	Years ended March 31,
	2022	2021	2020
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from UMS and as requested by the Company	–	–	813
Interest and finance charges	–	–	616
Exploration expenses and related
reimbursement, incurred by the Company
on behalf of UMS	1,151	138,009	8,442
Total	1,151	138,009	1,429

Refer also to note 9.